Other operating income (Tables)	12 Months Ended
Dec. 31, 2025
Other operating income
Schedule of components of other operating income

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Government grants	495,078	635,673	704,602
Claims income	168,940	177,924	155,438
Others	137,542	101,611	195,803
Total other operating income	801,560	915,208	1,055,843